Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued under stock option plans	23,645	0	0
Tax benefit, stock option plans	$ 51	$ 0	$ 0
Common stock, shares issued under employee stock purchase plan	40	40	100
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	2,271	5,877	376,862